Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

	Summary		Average Summary	Average
	Compensation	Compensation	Compensation	Compensation	Value of Initial Fixed $100
	Table Total	Actually Paid	Table Total for	Actually Paid to	Investments based on Total	Net Income
Year	for PEO(1)	to PEO(2)	Non-PEO NEOs(3)	Non-PEO NEOs(4)	Shareholder Return(5)	(in Millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$1,382,943	$1,613,111	$973,370	$1,153,855	$146	$30.2
2022	$1,347,667	$1,360,466	$937,959	$948,056	$145	$29.5
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Tom Florsheim, Jr., our principal executive officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Tom Florsheim, Jr. as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Tom during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Tom’s total compensation for each year to determine the compensation actually paid:

	Reported Summary			Compensation
	Compensation	Reported Value of	Equity Award	Actually Paid to
Year	Table Total for PEO	Equity Awards(a)	Adjustments(b)	PEO
2023	1,382,943	(85,095)	315,263	1,613,111
2022	1,347,667	(90,705)	103,504	1,360,466
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Year over Year	Fair Value as of	Year over Year	Fair Value at the End	Value of Dividends or
		Change in Fair	Vesting Date of	Change in Fair	of the Prior Year of	other Earnings Paid on
		Value of	Equity Awards	Value of Equity	Equity Awards that	Stock or Option Awards
	Year End Fair	Outstanding and	Granted and	Awards Granted in	Failed to Meet	not Otherwise Reflected	Total Equity
	Value of Equity	Unvested Equity	Vested in the	Prior Years that	Vesting Conditions	in Fair Value or Total	Award
Year	Awards	Awards	Year	Vested in the Year	in the Year	Compensation	Adjustments
2023	$120,190	$152,915	$—	$37,459	$—	$4,699	$315,263
2022	$55,050	$(6,340)	$—	$50,390	$—	$4,404	$103,504

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Tom Florsheim, Jr.) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Tom Florsheim, Jr.) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John W. Florsheim and Brian Flannery; and (ii) for 2022, John W. Florsheim and Kevin S. Schiff.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Tom Florsheim, Jr.), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Tom Florsheim, Jr.) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Tom Florsheim, Jr.) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported			Average
	Summary Compensation	Averaged Reported		Compensation
	Table Total for Non-PEO	Fair Value of Equity	Average Equity	Actually Paid to
Year	NEO’s	Awards	Award Adjustments(a)	Non-PEO NEOs
2023	$973,370	$(65,792)	$246,277	$1,153,855
2022	$937,959	$(70,106)	$80,203	$948,056
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair		Average Fair Value	Average Value of
		Year over Year	Value as of	Year over Year	at the End of the	Dividends or other
		Change in Fair	Vesting Date of	Change in Fair	Prior Year of Equity	Earnings Paid on Stock
		Value of	Equity Awards	Value of Equity	Awards that Failed	or Option Awards not	Total
	Average Year	Outstanding and	Granted and	Awards Granted in	to Meet Vesting	Otherwise Reflected in	Average
	End Fair Value of	Unvested Equity	Vested in the	Prior Years that	Conditions in the	Fair Value or Total	Equity Award
Year	Equity Awards	Awards	Year	Vested in the Year	Year	Compensation	Adjustments
2023	$93,017	$120,429	$—	$29,303	$—	$3,528	$246,277
2022	$42,483	$(4,683)	$—	$39,101	$—	$3,302	$80,203

(5)	The cumulative total shareholder return (“TSR”) reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The dollar amounts reported in column (h) represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Tom Florsheim, Jr., our principal executive officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

Peer Group Issuers, Footnote
(5)	The cumulative total shareholder return (“TSR”) reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 1,382,943	$ 1,347,667
PEO Actually Paid Compensation Amount	$ 1,613,111	1,360,466
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Tom Florsheim, Jr. as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Tom during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Tom’s total compensation for each year to determine the compensation actually paid:

	Reported Summary			Compensation
	Compensation	Reported Value of	Equity Award	Actually Paid to
Year	Table Total for PEO	Equity Awards(a)	Adjustments(b)	PEO
2023	1,382,943	(85,095)	315,263	1,613,111
2022	1,347,667	(90,705)	103,504	1,360,466
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Year over Year	Fair Value as of	Year over Year	Fair Value at the End	Value of Dividends or
		Change in Fair	Vesting Date of	Change in Fair	of the Prior Year of	other Earnings Paid on
		Value of	Equity Awards	Value of Equity	Equity Awards that	Stock or Option Awards
	Year End Fair	Outstanding and	Granted and	Awards Granted in	Failed to Meet	not Otherwise Reflected	Total Equity
	Value of Equity	Unvested Equity	Vested in the	Prior Years that	Vesting Conditions	in Fair Value or Total	Award
Year	Awards	Awards	Year	Vested in the Year	in the Year	Compensation	Adjustments
2023	$120,190	$152,915	$—	$37,459	$—	$4,699	$315,263
2022	$55,050	$(6,340)	$—	$50,390	$—	$4,404	$103,504

Non-PEO NEO Average Total Compensation Amount	$ 973,370	937,959
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,153,855	948,056
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Tom Florsheim, Jr.) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Tom Florsheim, Jr.) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John W. Florsheim and Brian Flannery; and (ii) for 2022, John W. Florsheim and Kevin S. Schiff.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Tom Florsheim, Jr.), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Tom Florsheim, Jr.) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Tom Florsheim, Jr.) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported			Average
	Summary Compensation	Averaged Reported		Compensation
	Table Total for Non-PEO	Fair Value of Equity	Average Equity	Actually Paid to
Year	NEO’s	Awards	Award Adjustments(a)	Non-PEO NEOs
2023	$973,370	$(65,792)	$246,277	$1,153,855
2022	$937,959	$(70,106)	$80,203	$948,056
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair		Average Fair Value	Average Value of
		Year over Year	Value as of	Year over Year	at the End of the	Dividends or other
		Change in Fair	Vesting Date of	Change in Fair	Prior Year of Equity	Earnings Paid on Stock
		Value of	Equity Awards	Value of Equity	Awards that Failed	or Option Awards not	Total
	Average Year	Outstanding and	Granted and	Awards Granted in	to Meet Vesting	Otherwise Reflected in	Average
	End Fair Value of	Unvested Equity	Vested in the	Prior Years that	Conditions in the	Fair Value or Total	Equity Award
Year	Equity Awards	Awards	Year	Vested in the Year	Year	Compensation	Adjustments
2023	$93,017	$120,429	$—	$29,303	$—	$3,528	$246,277
2022	$42,483	$(4,683)	$—	$39,101	$—	$3,302	$80,203

Total Shareholder Return Amount	$ 146	145
Net Income (Loss)	$ 30,200,000	29,500,000
PEO Name	Tom Florsheim, Jr.
PEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 315,263	103,504
PEO | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,190	55,050
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,915	(6,340)
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,459	50,390
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,699	4,404
PEO | Averaged Reported Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,095)	(90,705)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,277	80,203
Non-PEO NEO | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,017	42,483
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,429	(4,683)
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,303	39,101
Non-PEO NEO | Averaged Reported Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (65,792)	$ (70,106)